Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2023	2024
	RMB	RMB
Cost:
Buildings	17,786,267	20,496,536
Furniture, fixtures and equipment	3,425,655	3,700,956
Leasehold improvements	1,436,468	1,608,217
Motor vehicles	31,830	30,662
Software	118,942	128,253
Construction in progress	1,103,901	600,374

Sub-total	23,903,063	26,564,998
Less: Accumulated depreciation	(6,399,161)	(7,653,439)
Less: Accumulated impairment	(621,802)	(618,788)

Property and equipment, net	16,882,100	18,292,771